Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2015
Land Use Rights, Net
Schedule of land use rights, net

	As of December 31,
	2014	2015
	RMB	RMB
Cost:
Land in Zhaoqing City	82,680	112,457
Land in Tianjing City	—	37,905
Land in Jianyang City	—	50,574

Sub-total	82,680	200,936

Less: accumulated amortization	689	3,474

Land use rights, net	81,991	197,462